BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Basis Of Preparation And Significant Accounting Policies
Statement of Compliance

(a) Statement of Compliance

These consolidated financial statements were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (the “IASB”) and Interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”).

Basis of preparation

(b) Basis of preparation

These consolidated financial statements have been prepared under the historical cost convention, modified by the revaluation of any financial assets and financial liabilities where applicable. The preparation of consolidated financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise judgment in the process of applying the Company’s accounting policies. These areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed in note 3.

Basis of consolidation

(c) Basis of consolidation

These consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries. All intercompany transactions, balances, income and expenses are eliminated upon consolidation.

Effective August 3, 2022, NAN completed the 100% acquisition of the outstanding shares of PNRC (Note 4). As the shareholders of PNRC obtained control of the Company through the exchange of their shares of PNRC for shares of NAN, the acquisition of PNRC has been accounted for in these consolidated financial statements as a reverse takeover. Consequently, the consolidated statements of loss and cash flows reflect the results from the operations and cash flows of PNRC, the legal subsidiary, for the year ended December 31, 2022 and 2021, combined with those of NAN, the legal parent, from the acquisition on August 3, 2022 to December 31, 2022, in accordance with generally accepted accounting principles for reverse takeovers. The comparative balance sheet reflects the balance sheet of PNRC as at December 31, 2021.

Foreign currency translation

(d) Foreign currency translation

The Company’s functional and presentation currency is the Canadian dollar. Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the date of the transaction. Foreign currency monetary items are translated at the year-end exchange rate. Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction. Non-monetary items measured at fair value are reported at the exchange rate at the date when fair values were determined.

Exchange differences arising on the translation of monetary items or on settlement of monetary items are recognized in profit or loss in the statement of comprehensive loss in the period in which they arise, except where deferred in equity as a qualifying cash flow or net investment hedge.

Exchange differences arising on the translation of non-monetary items are recognized in other comprehensive income in the statement of comprehensive loss to the extent that gains and losses arising on those non-monetary items are also recognized in other comprehensive income. Where the non-monetary gain or loss is recognized in profit or loss, the exchange component is also recognized in profit or loss.

Formerly “North American Nickel Inc.

Notes to the Consolidated Financial statements
For the years ended December 31, 2022 and 2021
(Expressed in Canadian dollars)

Foreign operations

(e) Foreign operations

In the Company’s consolidated financial statements, all assets, liabilities and transactions of the Company’s entities with a functional currency other than the Canadian dollar are translated into Canadian dollars upon consolidation. The functional currency of the Company’s subsidiaries in Barbados is the US dollar, and the Botswana Pula (BWP) for the subsidiaries in Botswana during the reporting period. On consolidation, assets and liabilities have been translated into Canadian dollars at the closing rate on the reporting date. Fair value adjustments arising on the acquisition of a foreign entity have been treated as assets and liabilities of the foreign entity and translated into Canadian dollars at the closing rate on the reporting date. Income and expenses have been translated into Canadian dollars at the average rate over the reporting period. Exchange differences are charged or credited to other comprehensive loss and recognized in the currency translation reserve in equity. On disposal of a foreign operation, the related cumulative translation differences recognized in equity are reclassified to profit or loss and are recognized as part of the gain or loss on disposal.

Financial instruments

(f) Financial instruments

Classification

The Company classifies its financial instruments in the following categories: at fair value through profit and loss (“FVTPL”), at fair value through other comprehensive income (loss) (“FVTOCI”) or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition, the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or the Company has opted to measure them at FVTPL.

The following table shows the classification of the Company’s financial assets and liabilities:

Financial asset/liability	Classification
Cash	FVTPL
Trade payables and accrued liabilities	Amortized cost
Lease liability	Amortized cost
Promissory note	Amortized cost
Vehicle financing	Amortized cost
Financial liability – warrant	FVTPL
Deferred share unit liability	FVTPL

Measurement

Financial assets and liabilities at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs,

respectively, and subsequently carried at amortized cost less any impairment.

Financial assets and liabilities at FVTPL

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in profit or loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the statements of comprehensive loss in the period in which they arise.

Formerly “North American Nickel Inc.

Notes to the Consolidated Financial statements
For the years ended December 31, 2022 and 2021
(Expressed in Canadian dollars)

Impairment of financial assets at amortized cost

An ‘expected credit loss’ impairment model applies that requires a loss allowance to be recognized based on expected credit losses. The estimated present value of future cash flows associated with the asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to estimated present value of the future cash flows associated with the asset, discounted at the financial asset’s original effective interest rate, either directly or through the use of an allowance account and the resulting loss is recognized in profit or loss for the period.

In a subsequent period, if the amount of the impairment loss related to financial assets measured at amortized cost decreases, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

Derecognition

Financial assets

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another party. Gains and losses on derecognition are generally recognized in the statements of comprehensive loss.

Investments are derecognized when the rights to receive cash flows from the investments have expired or the Company has transferred the financial asset and the transfer qualifies for derecognition.

Financial liabilities

Financial liabilities are derecognized when, and only when, the Company’s obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in the Statement of Comprehensive Loss.

Exploration and evaluation assets

(g) Exploration and evaluation assets

Exploration and evaluation assets include the costs of acquiring licenses, costs associated with exploration and evaluation activity less accumulated impairment losses and the fair value (at acquisition date) of exploration and evaluation assets acquired in a business combination. Exploration and evaluation expenditures are initially capitalized.

Costs incurred before the Company has obtained the legal rights to explore an area are recognized in profit or loss.

Government tax credits received are generally recorded as a reduction to the cumulative costs incurred and capitalized on the related property.

Exploration and evaluation assets are assessed for impairment if (i) sufficient data exists to determine technical feasibility and commercial viability, and (ii) facts, events and circumstances suggest that the carrying amount exceeds the recoverable amount.

Once the technical feasibility and commercial viability of the extraction of mineral resources in an area of interest are demonstrable, exploration and evaluation assets attributable to that area of interest are first tested for impairment and then reclassified to mining property and development assets within property, plant and equipment.

Recoverability of the carrying amount of any exploration and evaluation assets is dependent on successful development and commercial exploitation, or alternatively, sale of the respective areas of interest.

The Company may occasionally enter into farm-out arrangements, whereby it will transfer part of an interest, as consideration, for an agreement by the farmee to meet certain exploration and evaluation expenditures which would have otherwise been undertaken by the Company. The Company does not record any expenditures made by the farmee on its behalf. Any cash consideration received from the agreement is credited against the costs previously capitalized to the mineral interest given up by the Company, with any excess consideration accounted for in profit.

Formerly “North American Nickel Inc.

Notes to the Consolidated Financial statements
For the years ended December 31, 2022 and 2021
(Expressed in Canadian dollars)

When a project is deemed to no longer have commercially viable prospects to the Company, exploration and evaluation expenditures in respect of that project are deemed to be impaired. As a result, those exploration and evaluation expenditure costs, in excess of estimated recoveries, are written off to the consolidated statement of comprehensive loss.

Impairment of assets

(h) Impairment of assets

Non-financial assets, including exploration and evaluation assets and property, plant and equipment, are subject to impairment tests whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Where the carrying value of an asset exceeds its recoverable amount, which is the higher of value in use and fair value less costs to sell, the asset is written down accordingly.

Where it is not possible to estimate the recoverable amount of an individual asset, the impairment test is carried out on the asset’s cash-generating unit, which is the lowest group of assets in which the asset belongs and for which there are separately identifiable cash inflows that are largely independent of the cash inflows from other assets.

An impairment loss is charged to the profit or loss, except to the extent the loss reverses gains previously recognized in other comprehensive loss

Leases

(i) Leases

At commencement of a contract, the Company assesses whether a contract is, or contains, a lease by determining whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. A right-of-use (the “ROU “) asset and lease liability are recognized at the lease commencement date. The lease liability is initially measured at the present value of all future lease payments that have not been paid as of the commencement date of the lease, discounted using the Company’s incremental borrowing rate, unless the rate implicit in the lease is readily determinable. The ROU asset is initially measured at cost, which is calculated as the initial amount of the lease liability, with an adjustment for any initial direct costs incurred, plus adjustments for any lease payments made in advance of the commencement date, and less any lease incentives received. Subsequent to initial recognition, the ROU asset is depreciated on a straight-line basis over the term of the lease or the estimated useful life, with inclusion for any options to extend that the Company reasonably expects to exercise.

ROU assets are tested for impairment in accordance with IAS 36 Impairment of Assets. The right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability. The lease liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option. These adjustments are recorded through profit or loss.

Property, plant and equipment

(j) Property, plant and equipment

Property, Plant and Equipment is stated at historical cost less accumulated depreciation and accumulated impairment losses.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of a significant replaced part is derecognized. All other repairs and maintenance are charged to the consolidated statement of comprehensive loss during the financial period in which they are incurred. Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized in profit or loss.

Formerly “North American Nickel Inc.

Notes to the Consolidated Financial statements
For the years ended December 31, 2022 and 2021
(Expressed in Canadian dollars)

Depreciation is calculated on a straight-line method to charge the cost, less residual value, of the assets to their residual values over their estimated useful lives. The depreciation rate applicable to each category of property, plant and equipment is as follows:

Equipment	Estimated useful life (years)
Exploration equipment	5
Computer software	2
Computer equipment	1-2
Vehicles	4
Furniture and fixture	10
Buildings	25

Share capital

(k) Share capital

The Company’s common shares and share warrants are classified as equity instruments.

Incremental costs directly attributable to the issue of new shares, warrants or options are shown in equity as a deduction from the proceeds.

Proceeds received on the issuance of units, consisting of common shares and warrants are allocated to share capital.

Share-based payments

(l) Share-based payments

Where equity-settled share options are awarded to employees, the fair value of the options at the date of grant is recognized over the vesting period. Performance vesting conditions are taken into account by adjusting the number of equity instruments expected to vest at each reporting date so that, ultimately, the cumulative amount recognized over the vesting period is based on the number of options that eventually vest. Non-vesting conditions and market vesting conditions are factored into the fair value of the options granted. As long as all other vesting conditions are satisfied, a charge is made irrespective of whether these non-vesting and market vesting conditions are satisfied. The cumulative expense is not adjusted for failure to achieve a market vesting condition or where a non-vesting condition is not satisfied.

Where the terms and conditions of options are modified, the increase in the fair value of the options, measured immediately before and after the modification, is also recognized over the remaining vesting period.

Where equity instruments are granted to non-employees, they are recorded at the fair value of the goods or services received. Amounts related to the issuance of shares are recorded as a reduction of share capital.

When the value of goods and services received in exchange for the share-based payment cannot be reliably estimated, the fair value is measured by use of a valuation model. The expected life used in the model is adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions, and behavioural considerations.

All equity-settled share-based payments are reflected in share-based payments reserve, until exercised. Upon exercise shares are issued from the treasury and the amount reflected in share-based payments reserve is credited to share capital along with any consideration paid.

Deferred Share Units

(m) Deferred Share Units (“DSUs)”

In the year ended December 31, 2022, the Company approved the adoption of a DSU plan. In accordance with IFRS 2 Share Based Payments, this plan is a cash-settled share-based compensation program whereby the Company records the fair value of the liability at the date upon which it is incurred and adjusts the liability to the fair value at the end of each reporting period and at the date of settlement, with any changes in fair value recognized in profit or loss for the period.

Formerly “North American Nickel Inc.

Notes to the Consolidated Financial statements
For the years ended December 31, 2022 and 2021
(Expressed in Canadian dollars)

The DSU Plan enables the Company upon approval by the Directors to grant DSU’s to eligible non-management directors. Upon granting DSU’s, the Company records stock-based compensation based on the number of units granted multiplied by the volume weighted average price of the Company’s common shares for the last five trading days (“5-day-VWAP”) immediately preceding the date of the grant.

The DSUs credited to the account of a director may only be redeemed following the date upon which the holder ceases to be a director. Depending upon the country of residence of a director, the DSUs may be redeemed at any time prior to December 15 in the calendar year following the year in which the holder ceases to be a director, and may be redeemed in as many as four installments. Upon redemption, the holder is entitled to a cash payment equal to the number of units redeemed multiplied by the 5-day-VWAP of the Company’s common shares on that date. The Company may elect, in its sole discretion, to settle the value of the DSUs redeemed in the Company’s common shares on a one-for-one basis, provided shareholder approval has been obtained on or prior to the relevant redemption date.

Loss per share

(n) Loss per share

The Company uses the treasury stock method to compute the dilutive effect of options, warrants and similar instruments. Under this method, the dilutive effect on loss per common share is recognized on the use of the proceeds that could be obtained upon exercise of options, warrants and similar instruments. It assumes that the proceeds would be used to purchase common shares at the average market price during the period.

Basic loss per common share is calculated using the weighted average number of common shares outstanding during the period and does not include outstanding options and warrants. Dilutive loss per common share is not presented differently from basic loss per share as the conversion of outstanding stock options and warrants into common shares would be anti-dilutive.

Income taxes

(o) Income taxes

Income tax expense comprises current income and deferred income tax. Current tax and deferred tax are recognized in net loss except to the extent that it arises in a business combination, or from items recognized directly in equity or other comprehensive loss

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date, in the countries where the Company operates and generates taxable income.

Current income tax relating to items recognized directly in other comprehensive losses equity is recognized in other comprehensive loss or equity and not in profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred income tax is calculated using the asset and liability method of temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.

Formerly “North American Nickel Inc.

Notes to the Consolidated Financial statements
For the years ended December 31, 2022 and 2021
(Expressed in Canadian dollars)

Deferred income tax assets and deferred income tax liabilities are offset only if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred income taxes relate to the same taxable entity and the same taxation authority.

A deferred tax asset is recognized for all deductible temporary differences to the extent that it is probable that taxable profit will be available against which the deductible temporary difference can be utilized. We have not recognized any deferred tax asset as at December 31, 2022 as there are currently no sources of taxable profit currently available to the Company. We will continue to reassess whether the tax attributes meet the criteria for recognition as a deferred tax asset.

Accounting standards and amendments issued but not yet effective

(p) Accounting standards and amendments issued but not yet effective

Certain pronouncements were issued by the IASB or the IFRIC that are mandatory for accounting periods commencing on or after January 1, 2023. Many are not applicable or do not have a significant impact to the Company and have been excluded. The following have not yet been adopted and are being evaluated to determine their impact on the Company.

IAS 1 – Presentation of Financial Statements (“IAS 1”) was amended in January 2020 to provide a more general approach to the classification of liabilities under IAS 1 based on the contractual arrangements in place at the reporting date. The amendments clarify that the classification of liabilities as current or non-current is based solely on a company’s right to defer settlement at the reporting date. The right needs to be unconditional and must have substance. The amendments also clarify that the transfer of a company’s own equity instruments is regarded as settlement of a liability, unless it results from the exercise of a conversion option meeting the definition of an equity instrument. The amendments are effective for annual periods beginning on January 1, 2024.

IAS 1 – In February 2021, the IASB issued ‘Disclosure of Accounting Policies’ with amendments that are intended to help preparers in deciding which accounting policies to disclose in their financial statements. The amendments are effective for year ends beginning on or after January 1, 2023.

IAS 8 – In February 2021, the IASB issued ‘Definition of Accounting Estimates’ to help entities distinguish between accounting policies and accounting estimates. The amendments are effective for year ends beginning on or after beginning on or after January 1, 2023.